Distribution Date:	04/11/25	COMM 2015-CCRE26 Mortgage Trust
Determination Date:	04/07/25
Next Distribution Date:	05/12/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18		David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	TCA SPV IV LLC
Interest Shortfall Detail - Collateral Level	27	Representative
			James Jordan		TaconicCRE@taconiccap.com
Supplemental Notes	28
			c/o Taconic Capital Advisors L.P., 280 Park Avenue, 5th Floor | New York, NY 10017 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593QBA7	1.604000%	36,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593QBB5	2.881000%	44,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593QBC3	3.373000%	76,831,000.00	1,497,426.87	1,497,426.87	4,209.02	0.00	0.00	1,501,635.89	0.00	0.00%	30.00%
A-3	12593QBD1	3.359000%	225,000,000.00	133,341,041.36	60,037,617.10	373,243.80	0.00	0.00	60,410,860.90	73,303,424.26	41.85%	30.00%
A-4	12593QBE9	3.630000%	381,056,000.00	381,056,000.00	0.00	1,152,694.40	0.00	0.00	1,152,694.40	381,056,000.00	41.85%	30.00%
A-M	12593QBG4	4.085000%	47,726,000.00	47,726,000.00	0.00	162,467.26	0.00	0.00	162,467.26	47,726,000.00	35.74%	25.63%
B	12593QBH2	4.636288%	72,272,000.00	72,272,000.00	0.00	279,228.19	0.00	0.00	279,228.19	72,272,000.00	26.49%	19.00%
C	12593QBJ8	4.636288%	54,545,000.00	54,545,000.00	0.00	210,738.62	0.00	0.00	210,738.62	54,545,000.00	19.51%	14.00%
D	12593QBK5	3.636288%	61,363,000.00	61,363,000.00	0.00	185,944.63	0.00	0.00	185,944.63	61,363,000.00	11.66%	8.38%
E	12593QAL4	3.250000%	15,000,000.00	15,000,000.00	0.00	40,625.00	0.00	0.00	40,625.00	15,000,000.00	9.74%	7.00%
F	12593QAN0	3.250000%	13,636,000.00	13,636,000.00	0.00	36,930.83	0.00	0.00	36,930.83	13,636,000.00	7.99%	5.75%
G	12593QAQ3	3.250000%	28,636,000.00	28,636,000.00	0.00	77,555.83	0.00	0.00	77,555.83	28,636,000.00	4.33%	3.13%
H*	12593QAS9	3.250000%	34,090,914.00	33,818,856.03	0.00	84,133.11	0.00	0.00	84,133.11	33,818,856.03	0.00%	0.00%
V	12593QAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,090,895,914.00	842,891,324.26	61,535,043.97	2,607,770.69	0.00	0.00	64,142,814.66	781,356,280.29

X-A	12593QBF6	1.032556%	811,353,000.00	563,620,468.23	0.00	484,974.65	0.00	0.00	484,974.65	502,085,424.26
X-B	12593QAA8	0.000000%	126,817,000.00	126,817,000.00	0.00	0.00	0.00	0.00	0.00	126,817,000.00
X-C	12593QAC4	1.000000%	61,363,000.00	61,363,000.00	0.00	51,135.83	0.00	0.00	51,135.83	61,363,000.00
X-D	12593QAE0	1.386288%	28,636,000.00	28,636,000.00	0.00	33,081.46	0.00	0.00	33,081.46	28,636,000.00
X-E	12593QAG5	1.386288%	28,636,000.00	28,636,000.00	0.00	33,081.46	0.00	0.00	33,081.46	28,636,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593QAJ9	1.386288%	34,090,914.00	33,818,856.03	0.00	39,068.90	0.00	0.00	39,068.90	33,818,856.03
Notional SubTotal			1,090,895,914.00	842,891,324.26	0.00	641,342.30	0.00	0.00	641,342.30	781,356,280.29

Deal Distribution Total					61,535,043.97	3,249,112.99	0.00	0.00	64,784,156.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593QBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593QBC3	19.48987869	19.48987869	0.05478284	0.00000000	0.00000000	0.00000000	0.00000000	19.54466153	0.00000000
A-3	12593QBD1	592.62685049	266.83385378	1.65886133	0.00000000	0.00000000	0.00000000	0.00000000	268.49271511	325.79299671
A-4	12593QBE9	1,000.00000000	0.00000000	3.02500000	0.00000000	0.00000000	0.00000000	0.00000000	3.02500000	1,000.00000000
A-M	12593QBG4	1,000.00000000	0.00000000	3.40416670	0.00000000	0.00000000	0.00000000	0.00000000	3.40416670	1,000.00000000
B	12593QBH2	1,000.00000000	0.00000000	3.86357358	0.00000000	0.00000000	0.00000000	0.00000000	3.86357358	1,000.00000000
C	12593QBJ8	1,000.00000000	0.00000000	3.86357356	0.00000000	0.00000000	0.00000000	0.00000000	3.86357356	1,000.00000000
D	12593QBK5	1,000.00000000	0.00000000	3.03024021	0.00000000	0.00000000	0.00000000	0.00000000	3.03024021	1,000.00000000
E	12593QAL4	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
F	12593QAN0	1,000.00000000	0.00000000	2.70833309	0.00000000	0.00000000	0.00000000	0.00000000	2.70833309	1,000.00000000
G	12593QAQ3	1,000.00000000	0.00000000	2.70833322	0.00000000	0.00000000	0.00000000	0.00000000	2.70833322	1,000.00000000
H	12593QAS9	992.01963403	0.00000000	2.46790420	0.21881578	12.09214015	0.00000000	0.00000000	2.46790420	992.01963403
V	12593QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593QBF6	694.66738674	0.00000000	0.59773570	0.00000000	0.00000000	0.00000000	0.00000000	0.59773570	618.82488172
X-B	12593QAA8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593QAC4	1,000.00000000	0.00000000	0.83333328	0.00000000	0.00000000	0.00000000	0.00000000	0.83333328	1,000.00000000
X-D	12593QAE0	1,000.00000000	0.00000000	1.15524026	0.00000000	0.00000000	0.00000000	0.00000000	1.15524026	1,000.00000000
X-E	12593QAG5	1,000.00000000	0.00000000	1.15524026	0.00000000	0.00000000	0.00000000	0.00000000	1.15524026	1,000.00000000
X-F	12593QAJ9	992.01963403	0.00000000	1.14602090	0.00000000	0.00000000	0.00000000	0.00000000	1.14602090	992.01963403

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	4,209.02	0.00	4,209.02	0.00	0.00	0.00	4,209.02	0.00
A-3	03/01/25 - 03/30/25	30	0.00	373,243.80	0.00	373,243.80	0.00	0.00	0.00	373,243.80	0.00
A-4	03/01/25 - 03/30/25	30	0.00	1,152,694.40	0.00	1,152,694.40	0.00	0.00	0.00	1,152,694.40	0.00
X-A	03/01/25 - 03/30/25	30	0.00	484,974.65	0.00	484,974.65	0.00	0.00	0.00	484,974.65	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	03/01/25 - 03/30/25	30	0.00	51,135.83	0.00	51,135.83	0.00	0.00	0.00	51,135.83	0.00
X-D	03/01/25 - 03/30/25	30	0.00	33,081.46	0.00	33,081.46	0.00	0.00	0.00	33,081.46	0.00
X-E	03/01/25 - 03/30/25	30	0.00	33,081.46	0.00	33,081.46	0.00	0.00	0.00	33,081.46	0.00
X-F	03/01/25 - 03/30/25	30	0.00	39,068.90	0.00	39,068.90	0.00	0.00	0.00	39,068.90	0.00
A-M	03/01/25 - 03/30/25	30	0.00	162,467.26	0.00	162,467.26	0.00	0.00	0.00	162,467.26	0.00
B	03/01/25 - 03/30/25	30	0.00	279,228.19	0.00	279,228.19	0.00	0.00	0.00	279,228.19	0.00
C	03/01/25 - 03/30/25	30	0.00	210,738.62	0.00	210,738.62	0.00	0.00	0.00	210,738.62	0.00
D	03/01/25 - 03/30/25	30	0.00	185,944.63	0.00	185,944.63	0.00	0.00	0.00	185,944.63	0.00
E	03/01/25 - 03/30/25	30	0.00	40,625.00	0.00	40,625.00	0.00	0.00	0.00	40,625.00	0.00
F	03/01/25 - 03/30/25	30	0.00	36,930.83	0.00	36,930.83	0.00	0.00	0.00	36,930.83	0.00
G	03/01/25 - 03/30/25	30	0.00	77,555.83	0.00	77,555.83	0.00	0.00	0.00	77,555.83	0.00
H	03/01/25 - 03/30/25	30	404,772.48	91,592.74	0.00	91,592.74	7,459.63	0.00	0.00	84,133.11	412,232.11
Totals			404,772.48	3,256,572.62	0.00	3,256,572.62	7,459.63	0.00	0.00	3,249,112.99	412,232.11

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	64,784,156.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,270,338.56	Master Servicing Fee	8,746.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,838.46
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	362.91
ARD Interest	0.00	Operating Advisor Fee	1,608.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,270,338.56	Total Fees	13,765.98

Principal		Expenses/Reimbursements
Scheduled Principal	55,294,619.58	Reimbursement for Interest on Advances	3.54
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	6,240,424.39	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	7,456.09
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	61,535,043.97	Total Expenses/Reimbursements	7,459.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,249,112.99
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	61,535,043.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	64,784,156.96
Total Funds Collected	64,805,382.53	Total Funds Distributed	64,805,382.57

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	842,891,324.26	842,891,324.26	Beginning Certificate Balance	842,891,324.26
(-) Scheduled Principal Collections	55,294,619.58	55,294,619.58	(-) Principal Distributions	61,535,043.97
(-) Unscheduled Principal Collections	6,240,424.39	6,240,424.39	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	781,356,280.29	781,356,280.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	842,910,083.40	842,910,083.40	Ending Certificate Balance	781,356,280.29
Ending Actual Collateral Balance	781,386,741.52	781,386,741.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	46,521,433.04	5.95%	5	4.5820	NAP	Defeased	7	46,521,433.04	5.95%	5	4.5820	NAP
7,499,999 or less	17	77,538,951.63	9.92%	4	4.6420	1.739746	1.39 or less	12	320,242,985.45	40.99%	4	4.6480	1.132111
7,500,000 to 14,999,999	8	76,663,140.43	9.81%	4	4.7043	1.821842	1.40 to 1.44	1	3,082,675.81	0.39%	5	4.7235	1.404800
15,000,000 to 24,999,999	3	58,164,198.01	7.44%	4	4.6035	2.188696	1.45 to 1.54	2	9,045,863.33	1.16%	5	4.8813	1.515621
25,000,000 to 49,999,999	10	345,630,648.06	44.23%	4	4.6217	1.428910	1.55 to 1.99	14	172,646,998.73	22.10%	4	4.7071	1.690045
50,000,000 to 99,999,999	1	70,000,000.00	8.96%	5	3.5602	4.401700	2.00 to 2.49	7	127,216,067.43	16.28%	4	4.4404	2.135668
100,000,000 or greater	1	106,837,909.12	13.67%	4	4.6100	1.259900	2.50 to 2.99	3	32,600,256.50	4.17%	5	4.7082	2.646807
Totals	47	781,356,280.29	100.00%	4	4.5314	1.809179	3.00 or greater	1	70,000,000.00	8.96%	5	3.5602	4.401700
							Totals	47	781,356,280.29	100.00%	4	4.5314	1.809179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	46,521,433.04	5.95%	5	4.5820	NAP	Virginia	3	34,428,178.71	4.41%	3	4.4722	1.814442
California	11	107,655,381.71	13.78%	4	4.4388	2.026106	Washington	1	27,887,090.70	3.57%	4	4.5900	1.271500
Colorado	1	31,900,836.44	4.08%	5	4.6200	1.594700	West Virginia	1	3,110,469.09	0.40%	4	4.4850	1.863200
Connecticut	1	11,083,137.32	1.42%	4	4.6680	1.273400	Totals	85	781,356,280.29	100.00%	4	4.5314	1.809179
Florida	3	10,604,464.19	1.36%	5	4.8140	2.243276
									Property Type³
Georgia	1	11,502,232.05	1.47%	5	4.5500	2.650800
Hawaii	1	9,393,048.55	1.20%	4	4.8200	1.328400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	5	119,077,174.80	15.24%	4	4.5961	1.269577		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	8	14,415,009.80	1.84%	3	4.4290	1.497859	Defeased	9	46,521,433.04	5.95%	5	4.5820	NAP
Iowa	1	2,951,249.08	0.38%	3	4.2400	1.168300	Industrial	30	80,355,224.30	10.28%	4	4.4726	1.949080
Kansas	1	5,312,247.95	0.68%	3	4.2400	1.168300	Lodging	12	120,272,074.72	15.39%	3	4.5381	1.169916
Kentucky	5	6,502,957.49	0.83%	3	4.3060	1.644100	Mixed Use	1	31,900,836.44	4.08%	5	4.6200	1.594700
Massachusetts	1	9,267,875.70	1.19%	5	4.8690	2.211300	Mobile Home Park	3	55,785,226.08	7.14%	4	4.5624	2.004532
Michigan	3	18,449,850.96	2.36%	5	4.7309	1.494421	Multi-Family	5	17,851,314.59	2.28%	5	4.8675	2.589200
Missouri	1	3,836,622.46	0.49%	3	4.2400	1.168300	Office	13	365,561,770.35	46.79%	4	4.5078	1.991133
New Jersey	1	18,128,483.30	2.32%	4	4.3600	2.056800	Other	1	5,390,101.69	0.69%	2	4.6350	1.253000
New York	4	114,538,607.18	14.66%	5	4.1738	3.335424	Retail	11	57,718,298.25	7.39%	4	4.5158	1.690803
North Carolina	2	2,927,780.40	0.37%	3	4.3060	1.644100	Totals	85	781,356,280.29	100.00%	4	4.5314	1.809179
Ohio	4	12,724,489.36	1.63%	5	4.7967	2.470064
Oklahoma	3	12,218,170.30	1.56%	3	4.2400	1.168300
Oregon	1	27,759,379.10	3.55%	4	4.6000	(0.036300)
Pennsylvania	3	85,686,647.36	10.97%	5	4.8815	1.216799
South Carolina	2	6,966,826.90	0.89%	3	4.3465	2.252401
Tennessee	6	12,367,207.11	1.58%	3	4.4558	1.598782
Texas	2	14,139,428.39	1.81%	4	4.8912	2.168457

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	46,521,433.04	5.95%	5	4.5820	NAP	Defeased	7	46,521,433.04	5.95%	5	4.5820	NAP
	4.4999% or less	11	251,262,427.83	32.16%	4	4.0978	2.557290	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	15	278,710,857.47	35.67%	4	4.6067	1.327929	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	14	204,861,561.95	26.22%	5	4.9493	1.590392	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	781,356,280.29	100.00%	4	4.5314	1.809179	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	40	734,834,847.25	94.05%	4	4.5282	1.821456
								Totals	47	781,356,280.29	100.00%	4	4.5314	1.809179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	46,521,433.04	5.95%	5	4.5820	NAP	Defeased	7	46,521,433.04	5.95%	5	4.5820	NAP
	60 months or less	40	734,834,847.25	94.05%	4	4.5282	1.821456	Interest Only	3	106,176,000.00	13.59%	5	3.7866	3.620399
61 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	37	628,658,847.25	80.46%	4	4.6535	1.517627
114 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	781,356,280.29	100.00%	4	4.5314	1.809179	Totals	47	781,356,280.29	100.00%	4	4.5314	1.809179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	46,521,433.04	5.95%	5	4.5820	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	699,960,077.31	89.58%	4	4.5167	1.807364
	13 months to 24 months	4	29,484,668.25	3.77%	5	4.7827	2.259913
	25 months or greater	1	5,390,101.69	0.69%	2	4.6350	1.253000
	Totals	47	781,356,280.29	100.00%	4	4.5314	1.809179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100457	OF	Chicago	IL	Actual/360	4.610%	424,116.82	0.00	0.00	N/A	08/06/25	08/06/27	106,837,909.12	106,837,909.12	04/06/25
2	304641002	OF	New York	NY	Actual/360	3.560%	214,600.94	0.00	0.00	N/A	09/06/25	--	70,000,000.00	70,000,000.00	04/06/25
4	406100318	MH	Huntington Beach	CA	Actual/360	4.485%	173,243.67	89,769.44	0.00	N/A	08/06/25	--	44,857,569.75	44,767,800.31	04/06/25
5	407000539	OF	Wayne	PA	Actual/360	4.769%	176,249.29	70,784.75	0.00	N/A	08/06/25	--	42,913,638.76	42,842,854.01	04/06/25
6	407000559	OF	Media	PA	Actual/360	5.015%	172,003.88	72,653.33	0.00	N/A	09/06/25	--	39,833,770.58	39,761,117.25	04/06/25
7	406100308	MU	Santa Monica	CA	Actual/360	3.999%	154,961.25	45,000,000.00	0.00	N/A	04/06/25	--	45,000,000.00	0.00	04/06/25
8	406100328	OF	Various	NY	Actual/360	5.220%	170,668.22	71,460.68	0.00	N/A	09/06/25	--	37,968,458.62	37,896,997.94	04/06/25
9	304641009	MU	Avon	CO	Actual/360	4.620%	127,142.27	57,840.24	0.00	N/A	09/06/25	--	31,958,676.68	31,900,836.44	04/06/25
10	656100444	IN	Various	Various	Actual/360	4.306%	112,524.13	48,107.81	0.00	N/A	07/01/25	--	30,346,768.96	30,298,661.15	04/01/25
11	304641011	LO	Portland	OR	Actual/360	4.600%	110,195.66	60,002.27	0.00	N/A	08/06/25	--	27,819,381.70	27,759,379.43	04/06/25
12	302691133	LO	Seattle	WA	Actual/360	4.590%	110,440.92	54,950.23	0.00	N/A	08/06/25	--	27,942,040.63	27,887,090.40	04/06/25
13	656100440	LO	Various	Various	Actual/360	4.240%	111,583.65	45,649.83	0.00	N/A	07/06/25	--	30,561,560.96	30,515,911.13	04/06/25
14	656100456	OF	Rancho Cucamonga	CA	Actual/360	4.130%	113,804.44	0.00	0.00	N/A	08/06/25	--	32,000,000.00	32,000,000.00	04/06/25
15	304641015	LO	Alexandria	VA	Actual/360	4.590%	87,946.10	66,352.16	0.00	N/A	06/01/25	--	22,250,752.28	22,184,400.12	04/01/25
17	304641017	IN	Perth Amboy	NJ	Actual/360	4.360%	68,201.62	37,085.57	0.00	N/A	08/06/25	--	18,165,568.87	18,128,483.30	04/06/25
18	407000534	MF	Various	Various	Actual/360	4.867%	74,963.17	33,431.21	0.00	N/A	09/06/25	--	17,884,745.80	17,851,314.59	04/06/25
19	656100466	MF	University Place	WA	Actual/360	4.400%	53,503.33	23,113.09	0.00	N/A	09/06/25	--	14,121,114.35	14,098,001.26	04/06/25
20	407000523	LO	El Paso	TX	Actual/360	4.939%	50,828.92	25,937.45	0.00	N/A	08/06/25	--	11,951,231.29	11,925,293.84	04/06/25
21	406100322	OF	Greenwich	CT	Actual/360	4.668%	44,651.43	25,105.25	0.00	N/A	08/06/25	--	11,108,242.47	11,083,137.22	04/06/25
22	304641022	IN	Atlanta	GA	Actual/360	4.550%	45,155.30	22,693.26	0.00	N/A	09/06/25	--	11,524,925.31	11,502,232.05	04/06/25
24	304641024	IN	Holliston	MA	Actual/360	4.869%	38,943.72	20,471.36	0.00	N/A	09/06/25	--	9,288,347.06	9,267,875.70	04/06/25
25	407000528	RT	Castle Rock	CO	Actual/360	4.620%	36,493.01	9,171,945.65	0.00	N/A	04/06/25	--	9,171,945.65	0.00	04/06/25
26	656100455	RT	Kapolei	HI	Actual/360	4.820%	39,050.20	15,377.86	0.00	N/A	08/06/25	--	9,408,426.41	9,393,048.55	04/06/25
27	407000537	IN	Newport News	VA	Actual/360	4.700%	33,412.69	18,454.10	0.00	N/A	09/06/25	07/06/25	8,254,831.21	8,236,377.11	04/06/25
28	304641028	MH	Lancaster	CA	Actual/360	4.936%	33,802.57	17,157.87	0.00	N/A	09/06/25	--	7,951,907.74	7,934,749.87	04/06/25
29	656100458	RT	Virginia Beach	VA	Actual/360	4.210%	27,766.70	18,500.60	0.00	N/A	08/06/25	--	7,659,192.49	7,640,691.89	04/06/25
30	656100439	RT	Knoxville	TN	Actual/360	4.540%	31,009.46	15,824.50	0.00	N/A	07/06/25	--	7,931,935.81	7,916,111.31	03/06/25
32	407000538	RT	Various	NC	Actual/360	4.304%	32,503.57	0.00	0.00	N/A	09/06/25	05/06/25	8,770,000.00	8,770,000.00	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	304641033	OF	Troy	MI	Actual/360	4.857%	29,494.86	15,397.59	0.00	N/A	09/06/25	--	7,051,384.00	7,035,986.41	04/06/25
34	304641034	OF	Santa Monica	CA	Actual/360	4.949%	17,796.60	0.00	0.00	N/A	09/06/25	--	4,176,000.00	4,176,000.00	04/06/25
37	406100310	RT	Petaluma	CA	Actual/360	4.060%	24,352.84	15,079.39	0.00	N/A	06/06/25	--	6,965,693.67	6,950,614.28	04/06/25
39	407000536	IN	Byron Center	MI	Actual/360	4.500%	24,631.35	14,636.76	0.00	N/A	09/06/25	--	6,356,477.10	6,341,840.34	03/06/25
41	407000520	OF	Great Neck Plaza	NY	Actual/360	4.672%	26,768.22	12,003.49	0.00	N/A	08/06/25	--	6,653,613.12	6,641,609.63	04/06/25
42	406100307	98	Carmel	IN	Actual/360	4.635%	21,555.87	10,679.61	0.00	N/A	06/06/25	--	5,400,781.30	5,390,101.69	04/06/25
43	304641043	OF	Brighton	MI	Actual/360	4.844%	21,202.93	11,122.29	0.00	N/A	09/06/25	--	5,083,146.31	5,072,024.02	04/06/25
44	407000527	IN	Modesto	CA	Actual/360	4.960%	20,628.21	13,572.32	0.00	N/A	08/06/25	--	4,829,704.63	4,816,132.31	04/06/25
45	407000529	RT	Las Vegas	NV	Actual/360	4.503%	17,175.60	10,195.03	0.00	N/A	06/06/25	--	4,429,460.15	4,419,265.12	04/06/25
46	656100465	RT	Virginia Beach	VA	Actual/360	4.340%	17,231.27	7,629.88	0.00	N/A	09/06/25	--	4,610,716.70	4,603,086.82	04/06/25
47	407000526	RT	La Mirada	CA	Actual/360	4.600%	16,260.87	9,371.35	0.00	N/A	08/06/25	--	4,105,129.70	4,095,758.35	04/06/25
48	406100320	RT	Romeoville	IL	Actual/360	4.929%	16,903.37	8,656.19	0.00	N/A	08/06/25	--	3,982,495.50	3,973,839.31	04/06/25
49	656100446	MF	Cudahy	WI	Actual/360	4.700%	15,966.44	3,945,037.07	0.00	N/A	07/06/25	--	3,945,037.07	0.00	04/06/25
50	304641050	RT	Nashville	TN	Actual/360	4.800%	16,258.00	8,663.60	0.00	N/A	09/06/25	--	3,933,387.80	3,924,724.20	04/06/25
51	304641051	RT	Defuniak Springs	FL	Actual/360	4.721%	15,782.71	8,652.63	0.00	N/A	09/06/25	--	3,882,293.66	3,873,641.03	04/06/25
52	407000531	RT	Menomonee Falls	WI	Actual/360	4.803%	15,489.66	10,196.10	0.00	N/A	09/06/25	07/06/25	3,745,157.15	3,734,961.05	04/06/25
54	406100316	RT	Hilton Head Island	SC	Actual/360	4.393%	12,310.99	7,702.91	0.00	N/A	07/06/25	--	3,254,412.77	3,246,709.86	04/06/25
55	304641055	MH	Edgewood	WA	Actual/360	5.390%	15,524.87	6,771.17	0.00	N/A	08/06/25	05/06/25	3,344,875.47	3,338,104.30	04/06/25
56	407000530	RT	Red Bluff	CA	Actual/360	4.851%	12,215.48	9,958.28	0.00	N/A	09/06/25	--	2,924,286.43	2,914,328.15	04/06/25
57	304641057	MH	Etters	PA	Actual/360	4.723%	12,566.65	6,883.27	0.00	N/A	09/06/25	--	3,089,559.08	3,082,675.81	04/06/25
58	406100321	RT	Ranson	WV	Actual/360	4.485%	12,034.78	5,668.03	0.00	N/A	08/06/25	--	3,116,137.12	3,110,469.09	04/06/25
59	656100449	MH	Charlevoix	MI	Actual/360	4.810%	9,565.64	2,309,457.41	0.00	N/A	07/06/25	--	2,309,457.41	0.00	04/06/25
60	407000521	OF	Mission	TX	Actual/360	4.633%	8,854.42	5,041.09	0.00	N/A	08/06/25	--	2,219,175.62	2,214,134.53	04/06/25
Totals							3,270,338.56	61,535,043.97	0.00				842,891,324.26	781,356,280.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,585,572.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	123,837,962.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,696,504.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,115,187.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,878,317.45	1,699,350.73	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,107,377.50	4,035,428.23	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,089,874.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,773,747.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	24,559,470.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	127,687.99	0.00	--	--	--	0.00	0.00	1,070,035.04	1,070,035.04	0.00	0.00
12	2,857,529.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,831,446.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,332,737.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,088,294.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,902,919.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,543,758.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,338,211.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,208,605.57	832,508.26	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,420,105.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,680,111.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	915,794.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	989,881.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	811,712.14	587,481.65	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,075,926.67	736,922.25	01/01/24	09/30/24	--	0.00	0.00	46,799.81	46,799.81	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	818,933.81	580,433.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	341,689.59	365,513.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,169,337.77	872,623.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	800,483.30	0.00	--	--	--	0.00	0.00	39,131.27	39,131.27	0.00	0.00
41	913,446.96	683,402.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	488,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	599,913.00	315,903.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	725,050.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	511,763.79	146,405.39	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	512,503.26	306,169.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	483,128.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	541,122.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	619,836.53	550,272.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	547,368.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	332,775.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	393,649.00	296,864.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	263,549.00	153,156.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	248,831,283.49	12,162,435.64				0.00	0.00	1,155,966.12	1,155,966.12	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
49	656100446	3,936,108.90	Payoff Prior to Maturity	0.00	0.00
59	656100449	2,304,315.49	Payoff Prior to Maturity	0.00	0.00
Totals		6,240,424.39		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	6,240,424.39	4.531423%	4.512134%	4
03/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	62,375,127.00	4.505697%	4.486731%	5
02/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480733%	4.462263%	6
01/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480923%	4.462449%	7
12/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481111%	4.462633%	8
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481312%	4.462831%	9
10/11/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481498%	4.463012%	10
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481696%	4.463207%	11
08/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481879%	4.463386%	12
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482061%	4.463564%	13
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482255%	4.463754%	14
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482434%	4.463929%	15
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
30	656100439	03/06/25	0	B	46,799.81	46,799.81	0.00		7,931,935.81
39	407000536	03/06/25	0	B	39,131.27	39,131.27	0.00		6,356,477.10
Totals					85,931.08	85,931.08	0.00		14,288,412.91
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		674,518,371	674,518,371	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		106,837,909	106,837,909	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	781,356,280	781,356,280	0	0	0	0
Mar-25	842,891,324	842,891,324	0	0	0	0
Feb-25	906,756,339	906,756,339	0	0	0	0
Jan-25	907,993,530	907,993,530	0	0	0	0
Dec-24	909,225,784	909,225,784	0	0	0	0
Nov-24	910,535,855	910,535,855	0	0	0	0
Oct-24	911,757,961	911,757,961	0	0	0	0
Sep-24	913,058,250	913,058,250	0	0	0	0
Aug-24	914,270,288	914,270,288	0	0	0	0
Jul-24	915,477,490	915,477,490	0	0	0	0
Jun-24	916,763,411	916,763,411	0	0	0	0
May-24	917,960,663	917,960,663	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100457	0.00	4.61000%	0.00	4.61000%	1	12/27/23	12/27/23	--
11	304641011	30,686,883.48	4.60000%	30,686,883.48	4.60000%	8	07/02/21	07/02/21	07/06/21
11	304641011	0.00	4.60000%	0.00	4.60000%	10	07/06/21	07/02/21	07/02/21
12	302691133	29,850,683.41	4.59000%	29,850,683.41	4.59000%	9	07/02/21	04/02/20	07/06/21
12	302691133	0.00	4.59000%	0.00	4.59000%	10	07/06/21	04/02/20	07/02/21
13	656100440	32,000,000.00	4.24000%	32,000,000.00	4.24000%	10	05/08/20	05/06/20	06/08/20
13	656100440	0.00	4.24000%	0.00	4.24000%	10	06/08/20	05/06/20	05/08/20
20	407000523	13,270,175.33	4.93900%	13,270,175.33	4.93900%	10	05/07/20	06/06/20	09/08/20
20	407000523	0.00	4.93900%	0.00	4.93900%	10	09/08/20	06/06/20	05/07/20
20	407000523	0.00	4.93900%	0.00	4.93900%	10	08/10/22	06/06/20	09/08/20
Totals		105,807,742.22		105,807,742.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	304641023 04/12/22	9,990,292.56	14,600,000.00	13,964,148.99	1,807,309.12	13,964,148.99	12,156,839.87	0.00	0.00	272,058.16	(272,058.16)	2.41%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,990,292.56	14,600,000.00	13,964,148.99	1,807,309.12	13,964,148.99	12,156,839.87	0.00	0.00	272,058.16	(272,058.16)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	304641023	09/12/24	0.00	0.00	(272,058.16)	0.00	0.00	23,345.60	0.00	0.00	272,058.16
		06/12/24	0.00	0.00	248,712.56	0.00	0.00	9,127.00	0.00	0.00
		04/12/24	0.00	0.00	215,175.99	0.00	0.00	59,583.54	0.00	0.00
		03/12/24	0.00	0.00	155,592.45	0.00	0.00	2,460.50	0.00	0.00
		01/12/24	0.00	0.00	153,131.95	0.00	0.00	24,409.57	0.00	0.00
		12/12/23	0.00	0.00	153,131.95	0.00	0.00	52,023.09	0.00	0.00
		11/10/23	0.00	0.00	101,108.86	0.00	0.00	9,674.50	0.00	0.00
		10/13/23	0.00	0.00	91,434.36	0.00	0.00	14,345.42	0.00	0.00
		06/12/23	0.00	0.00	77,088.94	0.00	0.00	11,992.24	0.00	0.00
		03/10/23	0.00	0.00	65,096.70	0.00	0.00	57,906.55	0.00	0.00
		04/25/22	0.00	0.00	0.00	0.00	0.00	7,190.15	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(272,058.16)	0.00	0.00	272,058.16	0.00	0.00	272,058.16

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	2,446.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,421.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,701.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,653.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	(767.66)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.54	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	7,456.09	0.00	0.00	0.00	3.54	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,459.63

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Supplemental Notes
None

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